Right-of-Use Assets and Lease Liabilities (Details) - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets and lease liabilities [Abstract]
Lease payment amounted	SFr 101,031	SFr 130,200